Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Passenger Airlines — 4.9%
Ryanair Holdings PLC, ADR(a)	41,715	$4,383,412

Banks — 9.7%
AIB Group PLC	984,850	4,071,297
Bank of Ireland Group PLC	431,409	4,076,705
Permanent TSB Group Holdings PLC(a)	256,817	647,848
		8,795,850
Beverages — 1.7%
C&C Group PLC(a)	869,118	1,573,677

Building Products — 4.4%
Kingspan Group PLC	59,576	3,966,073

Construction Materials — 22.0%
CRH PLC	420,192	19,884,588

Containers & Packaging — 5.7%
Ardagh Metal Packaging SA	330,406	1,192,766
Smurfit Kappa Group PLC	112,059	3,992,680
		5,185,446
Food Products — 10.7%
Dole PLC	115,927	1,548,785
Glanbia PLC	226,227	3,271,745
Kerry Group PLC, Class A	40,885	3,987,724
Origin Enterprises PLC	244,673	915,358
		9,723,612
Health Care Providers & Services — 2.0%
Uniphar PLC(a)	521,086	1,838,063

Hotels, Restaurants & Leisure — 24.5%
Dalata Hotel Group PLC(a)	449,894	2,061,465
Flutter Entertainment PLC, Class DI(a)	102,305	20,093,000
		22,154,465
Household Durables — 3.3%
Cairn Homes PLC(a)	1,422,625	1,587,553
Glenveagh Properties PLC(a)(b)	1,247,456	1,386,742
		2,974,295
Insurance — 0.2%
FBD Holdings PLC	11,895	157,661
Security	Shares	Value

Life Sciences Tools & Services — 4.6%
ICON PLC(a)	19,662	$4,188,596

Marine Transportation — 0.4%
Irish Continental Group PLC	80,305	383,696

Metals & Mining — 0.9%
Kenmare Resources PLC	151,663	842,372

Residential REITs — 1.2%
Irish Residential Properties REIT PLC	995,533	1,060,070

Pharmaceuticals — 0.2%
GH Research PLC(a)	14,381	161,067

Trading Companies & Distributors — 3.0%
Grafton Group PLC	265,227	2,691,561

Total Long-Term Investments — 99.4%
(Cost: $81,737,412)	.	89,964,504

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	120,000	120,000

Total Short-Term Securities — 0.1%
(Cost: $120,000)		120,000

Total Investments — 99.5%
(Cost: $81,857,412)		90,084,504

Other Assets Less Liabilities — 0.5%		447,696

Net Assets — 100.0%		$90,532,200

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$120,000	(a)	$—	$—	$—	$120,000	120,000	$601	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	10	06/16/23	$452	$(8,100)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,197,225	$64,767,279	$—	$89,964,504
Short-Term Securities
Money Market Funds	120,000	—	—	120,000
	$25,317,225	$64,767,279	$—	$90,084,504
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(8,100)	$—	$(8,100)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

2